Goodwill and Intangible Assets, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net

Note 7 — Goodwill and Intangible Assets, Net

The Company performs an assessment each year to test goodwill and indefinite-lived intangible assets for impairment, or more frequently in certain circumstances where impairment indicators arise. In the second quarter of 2020, the Company determined a triggering event had occurred requiring an interim impairment assessment resulting from the disposition of a business within the Latin America (previously Commerce) reporting unit. As a result, the Company recognized a $4.9 million impairment charge related to goodwill allocated to its Commerce reporting unit which is included within Impairment charges in the Unaudited Condensed Consolidated Statements of Operations for the nine months ended September 30, 2020.

In the third quarter of 2020, we made organizational changes to adopt a customer-centric model and align operations around the two primary regions in which we operate (Latin America and the United States), resulting in a change in our reporting unit structure from five to two reporting units. Accordingly, we first assessed our goodwill for impairment under our previous five reporting unit structure as of September 30, 2020. Upon completion of this assessment, the Company determined that impairments existed in our Analytics and Cloud reporting units, resulting from negative impacts of the COVID-19 pandemic. Accordingly, we recognized a $6.7 million impairment charge as of September 30, 2020, which is included within Impairment charges in the Consolidated Statement of Operations for the three and nine months ended September 30, 2020.

The following table presents changes in the goodwill balances as of September 30, 2021:

(in thousands USD)	LATAM	USA	Total
January 1, 2021	$40,470	$30,694	$71,164
Foreign currency translation	(733)	—	(733)
September 30, 2021	$39,737	$30,694	$70,431

Summary of our finite-lived intangible assets is as follows:

(in thousands USD)	As of September 30, 2021				Weighted Average Remaining Useful Life (Years)
	Gross Carrying Amount	Currency Translation Adjustment	Accumulated Amortization	Net Carrying Amount
Customer relationships	$89,915	$3,399	$(26,607)	66,707	12.2
Tradename	1,234	(31)	(183)	1,020	4.1
Total	$91,149	$3,368	$(26,790)	$67,727	12.1
	As of December 31, 2020				Weighted Average Remaining Useful Life (Years)
(in thousands USD)	Gross Carrying Amount	Currency Translation Adjustment	Accumulated Amortization	Net Carrying Amount
Customer relationships	$89,915	$4,040	(22,444)	$71,511	12.8

In 2021, the Company changed the estimated life of a certain trade name from indefinite to finite-lived and began amortizing it over the average remaining economic life of five years (See Note 2, Summary of Significant Accounting Policies). No impairment charges were recognized related to finite-lived intangible assets during the nine months ended September 30, 2021.

The impairment of goodwill in the Commerce reporting unit as of June 30, 2020, signaled us to test its long-lived asset group in accordance with ASC 360. Upon completion of this testing, the Company determined that the customer relationship within the Commerce reporting unit was fully impaired, resulting from the disposition of a business within the Commerce reporting unit, the termination of the relationships with established customers in this reporting unit and the negative impacts of COVID-19 on this reporting unit. Accordingly, we recognized a $3.5 million impairment charge as of June 30, 2020, which is included within Impairment charges in the Unaudited Condensed Consolidated Statements of Operations for the three and nine months ended September 30, 2020.

The Company’s indefinite-lived intangible assets relate to trade names acquired in connection with business combinations. The trade names balance was $16.4 million and $17.6 million as of September 30, 2021 and December 31, 2020, respectively. We recognized an impairment charge of $0.7 million for the three months ended June 30, 2020 related to the Commerce reporting unit, which is recorded within Impairment charges in the Unaudited Condensed Consolidated Statements of Operations. We subsequently recognized an impairment charge of $0.9 million for the three months ended September 30, 2020 related to the Analytics and Cloud reporting unit, which was recorded within Impairment charges in the Unaudited Condensed Consolidated Statements of Operations.

Note 7 — Goodwill and intangible assets, net:

The Company performs an assessment each year to test goodwill for impairment, or more frequently in certain circumstances where impairment indicators arise. In the second quarter of 2020, the Company determined a triggering event had occurred requiring an interim impairment assessment resulting from the disposition of a business within the Commerce reporting unit. As a result, the Company recognized a $4.9 million non-cash impairment charge related to goodwill allocated to its Commerce reporting unit which is included within Impairment charges in the Consolidated Statement of Operations for the year ended December 31, 2020.

In the third quarter of 2020, we made organizational changes to adopt a customer-centric model and align operations around the two primary regions in which we operate (Latin America and the United States), resulting in a change in our reporting unit structure from five to two reporting units. Accordingly, we first assessed our goodwill for impairment under our previous five reporting unit structure as of September 30, 2020. Upon completion of this assessment, the Company determined that impairments existed in our Analytics and Cloud reporting units, resulting from negative impacts of the COVID-19 pandemic. Accordingly, we recognized a $6.7 million non-cash impairment charge as of September 30, 2020, which is included within Impairment charges in the Consolidated Statement of Operations for the year ended December 31, 2020.

Subsequent to this review and after allocating goodwill to the two new reporting units based on relative fair value, the Company reassessed goodwill for impairment under the new regional reporting unit structure as of October 1st, our new annual testing date. The Company historically tested goodwill for impairment as of December 31st each year; however, in 2020, we elected to change the date of our annual goodwill impairment test to October 1st. We believe this new testing date allows the Company to better align the annual goodwill impairment testing procedures with the

Company’s year-end financial reporting, as well as its annual budgeting and forecasting process. This change does not delay, accelerate or avoid an impairment charge. Based upon the October 1st assessments, no impairments existed for the new Latin America (“LATAM”) and United States (“USA”) reporting units.

The Company performed an assessment as of December 31, 2020, to identify potential indicators of impairment for our two reporting units. Among qualitative and quantitative factors considered, management reviewed key assumptions and information, including updated macroeconomic indicators that impact the markets we serve, and fourth quarter 2020 performance compared to forecast used in the last October 1st assessment. As a result, we did not identify impairment indicators and no interim impairment test for goodwill was performed as of December 31, 2020.

During 2019, we performed a quantitative assessment as of December 31st and determined that our Commerce reporting unit was impaired due to discontinued fixed-price projects and a shift in how the Company manages the reporting unit. Accordingly, we recognized a $6.5 million non-cash impairment charge which is included within Impairment charges in the Consolidated Statement of Operations for the year ended December 31, 2019. There were no goodwill impairment charges recognized in 2018.

The following table presents goodwill by reporting unit and changes in goodwill through September 30, 2020:

(in thousands USD)	Analytics	Commerce	Cloud	Agile Nearshore	Transformation	Total
December 31, 2018	$14,922	$12,853	$5,717	$17,477	$27,416	$78,385
Acquisitions	—	—	—	13,217	—	13,217
Disposals	—	—	—	—	(494)	(494)
Impairments	—	(6,480)	—	—	—	(6,480)
Foreign currency translation	644	505	248	—	959	2,356
December 31, 2019	15,566	6,878	5,965	30,694	27,881	86,984

Disposals	—	(69)	—	—	—	(69)
Impairments	(5,652)	(4,915)	(1,027)	—	—	(11,594)
Foreign currency translation	(2,431)	(1,243)	(932)	—	(3,716)	(8,322)
September 30, 2020	$7,483	$651	$4,006	$30,694	$24,165	$66,999

As discussed above, we revised our reporting unit structure on October 1, 2020. The following table presents changes in the goodwill balances for the fourth quarter of 2020:

(in thousands USD)	LATAM	USA	Total
October 1, 2020	$36,305	$30,694	$66,999
Foreign currency translation	4,165	—	4,165
December 31, 2020	$40,470	$30,694	$71,164

Summary of our finite-lived intangible assets is as follows:

	December 31, 2020
(in thousands USD)	Gross Carrying Amount	Currency Translation Adjustment	Accumulated Amortization	Net Carrying Amount	Weighted Average Remaining Useful Life (Years)
Customer relationships	$89,915	$4,040	$(22,444)	$71,511	12.8
	December 31, 2019
(in thousands USD)	Gross Carrying Amount	Currency Translation Adjustment	Accumulated Amortization	Net Carrying Amount	Weighted Average Remaining Useful Life (Years)
Customer relationships	$95,498	$3,120	$(15,795)	$82,823	13.5

The impairment of goodwill in the Commerce reporting unit as of June 30, 2020, signaled us to test its long-lived asset group in accordance with ASC 360. Upon completion of this testing, the Company determined that the customer relationship within the Commerce reporting unit was fully impaired, resulting from the disposition of a business within the Commerce reporting unit, the termination of the relationships with established customers in this reporting unit and the negative impacts of COVID-19 on this reporting unit. Accordingly, we recognized a $3.5 million non-cash impairment charge as of June 30, 2020, which is included within Impairment charges in the Consolidated Statement of Operations for the year ended December 31, 2020.

The Analytics and Cloud asset groups were tested in accordance with ASC 360 at September 30, 2020, resulting in no further impairment charges to customer relationships. No impairment charges were recognized related to customer relationships during 2019 or 2018.

The estimated amortization schedule for the Company’s intangible assets for future periods is as follows:

(in thousands USD)	Year ending December 31,
2021	$5,567
2022	5,567
2023	5,567
2024	5,567
2025	5,567
Thereafter	43,676
Total	$71,511

The Company’s indefinite-lived intangible assets relate to trade names acquired in connection with business combinations. The trade names balance was $17.6 million and $19.8 million as of December 31, 2020 and 2019, respectively. We recognized impairment expense of $1.6 million, $0.2 million and $0.5 million for the years 2020, 2019 and 2018, respectively, which is recorded within Impairment charges in the Consolidated Statements of Operations. Of the $1.6 million impairment in 2020, $0.7 million relates to the Commerce reporting unit and was recognized in the second quarter, and the remaining $0.9 million impairment related to Analytics and Cloud was recognized in the third quarter of 2020.